Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Treasury units

Treasury units: The Partnership records the repurchase of its common units at cost based on the settlement dates of repurchase transactions. These units are classified as treasury units, which is a reduction to partner’s capital. Treasury units are included in authorized and issued units but excluded from outstanding units (Notes 9, 11).